Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2023
Property and Equipment [Abstract]
Schedule of Property and Equipment	The property and equipment net book value consists of the following:
	(Unaudited)	(Audited)
	June 30, 2023	December 31, 2022
	USD	USD

General installations	1,252,364	1,399,745
Office and computer equipment	284,934	325,863
Furniture & fixtures	426,682	475,367
	1,963,980	2,200,975